Fair Values of Financial Instruments - Schedule of Estimated Fair Values of Recognized Financial Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Financial assets:
Securities available-for-sale	$ 127,969	$ 100,108
Securities held-to-maturity	34,011	38,950
Bank-owned life insurance	10,085	9,815
Mortgage Servicing Rights [Member]
Financial assets:
Mortgage servicing rights	246	222
Carrying Value [Member]
Financial assets:
Cash and cash equivalents	38,272	43,923
Securities available-for-sale	127,969	100,108
Securities held-to-maturity	33,819	38,316
Restricted stock	4,614	4,614
Loans held for sale	47	75
Net loans	418,209	406,522
Bank-owned life insurance	10,085	9,815
Accrued interest receivable	1,513	1,329
Financial liabilities:
Deposits	525,042	500,075
Short-term borrowings	48,598	46,627
Other borrowings	13,465	14,953
Accrued interest payable	80	84
Carrying Value [Member] | Mortgage Servicing Rights [Member]
Financial assets:
Mortgage servicing rights	246	222
Fair Value [Member]
Financial assets:
Cash and cash equivalents	38,272	43,923
Securities available-for-sale	127,969	100,108
Securities held-to-maturity	34,011	38,950
Restricted stock	4,614	4,614
Loans held for sale	47	75
Net loans	420,181	411,168
Bank-owned life insurance	10,085	9,815
Accrued interest receivable	1,513	1,329
Financial liabilities:
Deposits	525,643	500,757
Short-term borrowings	48,598	46,627
Other borrowings	13,667	15,348
Accrued interest payable	80	84
Fair Value [Member] | Mortgage Servicing Rights [Member]
Financial assets:
Mortgage servicing rights	246	222
Fair Value [Member] | Level I [Member]
Financial assets:
Cash and cash equivalents	38,272	43,923
Securities available-for-sale	1,064	1,128
Restricted stock	4,614	4,614
Loans held for sale	47	75
Bank-owned life insurance	10,085	9,815
Accrued interest receivable	1,513	1,329
Financial liabilities:
Deposits	405,776	372,312
Short-term borrowings	48,598	46,627
Accrued interest payable	80	84
Fair Value [Member] | Level II [Member]
Financial assets:
Securities available-for-sale	126,905	98,980
Securities held-to-maturity	34,011	38,950
Fair Value [Member] | Level III [Member]
Financial assets:
Net loans	420,181	411,168
Financial liabilities:
Deposits	119,867	128,445
Other borrowings	13,667	15,348
Fair Value [Member] | Level III [Member] | Mortgage Servicing Rights [Member]
Financial assets:
Mortgage servicing rights	$ 246	$ 222